Document and Entity Information	May 25, 2018
Document And Entity Information
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	Centre Funds
Central Index Key	0001517238
Amendment Flag	false
Document Creation Date	May 25, 2018
Document Effective Date	May 25, 2018
Prospectus Date	Jan. 29, 2018